united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

Swan Defined Risk Fund

Class A – SDRAX

Class C – SDRCX

Class I – SDRIX

Swan Defined Risk Emerging Markets Fund

Class A – SDFAX

Class C – SDFCX

Class I – SDFIX

Swan Defined Risk Foreign Fund

Class A – SDJAX

Class C – SDJCX

Class I – SDJIX

Swan Defined Risk Growth Fund

Class A – SDAAX

Class C – SDACX

Class I – SDAIX

Swan Defined Risk U.S. Small Cap Fund

Class A – SDCAX

Class C – SDCCX

Class I – SDCIX

Semi-Annual Report

December 31, 2021

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SWAN DEFINED RISK FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, as compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Fund - Class A	7.43%	17.08%	6.68%	5.79%	N/A
Swan Defined Risk Fund - Class A with Load	1.52%	10.62%	5.48%	5.16%	N/A
Swan Defined Risk Fund - Class C	7.00%	16.26%	5.88%	N/A	4.97%
Swan Defined Risk Fund - Class I	7.54%	17.41%	6.96%	6.06%	N/A
S&P 500 Total Return Index (c)	11.67%	28.71%	18.47%	16.30%	16.01%
Bloomberg U.S. Aggregate Bond Index (d)	0.06%	(1.54)%	3.57%	2.68%	2.74%
Swan Defined Risk Fund Blended Index (e)	7.00%	15.86%	12.62%	10.90%	10.77%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated Novmeber 1, 2021 are 1.52%, 2.27%, and 1.27% for the Class A, C, and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022, to ensure that Total Annual Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commission, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2021

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	90.2%
Put Options Purchased	8.8%
Call Options Purchased	1.4%
Short-Term Investments	1.3%
Put Options Written	(0.2)%
Call Option Written	(1.4)%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	(4.50)%	(1.95)%	2.94%	1.08%
Swan Defined Risk Emerging Markets Fund - Class A with Load	(9.73)%	(7.36)%	1.77%	0.27%
Swan Defined Risk Emerging Markets Fund - Class C	(4.94)%	(2.74)%	2.17%	0.33%
Swan Defined Risk Emerging Markets Fund - Class I	(4.39)%	(1.65)%	3.20%	1.33%
MSCI Emerging Markets Index (b)	(9.12)%	(2.22)%	10.26%	6.52%
Bloomberg U.S. Aggregate Bond Index (c)	0.06%	(1.54)%	3.57%	3.01%
Swan Defined Risk Emerging Markets Fund Blended Index (d)	(5.43)%	(1.79)%	7.90%	5.46%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated Novmeber 1, 2021 are 2.13%, 2.88%, and 1.88% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2021

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	90.2%
Put Options Purchased	8.6%
Short-Term Investment	1.3%
Call Options Written	(0.5)%
Put Options Written	(0.7)%
Other Assets in Excess of Liabilities	1.1%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Swan Defined Risk Foreign Fund - Class A	0.79%	4.26%	4.46%	3.69%
Swan Defined Risk Foreign Fund - Class A with Load	(4.78)%	(1.51)%	3.29%	2.72%
Swan Defined Risk Foreign Fund - Class C	0.39%	3.33%	3.65%	2.90%
Swan Defined Risk Foreign Fund - Class I	0.89%	4.55%	4.72%	3.94%
MSCI ACWI Ex USA Index USD (b)	(1.22)%	7.82%	9.61%	8.57%
Bloomberg U.S. Aggregate Bond Index (c)	0.06%	(1.54)%	3.57%	3.45%
Swan Defined Risk Foreign Fund Blended Index II (d)	(0.63)%	4.10%	7.45%	6.77%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2021 are 2.33%, 3.08%, and 2.08% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C,and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,368 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Foreign Fund Blended Index II is a composite of 60% MSCI ACWI Ex USA Index USD and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2021

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	93.3%
Put Options Purchased	4.6%
Call Option Written	(0.1)%
Put Options Written	(0.4)%
Other Assets in Excess of Liabilities	2.6%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK GROWTH FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, as compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (a)
Swan Defined Risk Growth Fund - Class A	9.82%	22.69%	18.78%
Swan Defined Risk Growth Fund - Class A with Load	3.79%	15.94%	16.57%
Swan Defined Risk Growth Fund - Class C	9.44%	21.76%	18.29%
Swan Defined Risk Growth Fund - Class I	9.92%	22.93%	19.00%
S&P 500 Total Return Index (b)	11.67%	28.71%	26.28%
Bloomberg U.S. Aggregate Bond Index (c)	0.06%	(1.54)%	4.87%
Swan Defined Risk Growth Fund Blended Index (d)	7.00%	15.86%	17.70%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2021 are 1.68%, 2.43%, and 1.43% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 27, 2018.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2021

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	86.2%
Put Options Purchased	7.3%
Call Options Purchased	6.6%
Short-Term Investment	4.4%
Put Option Written	(0.2)%
Call Options Written	(3.2)%
Liabilities in Excess of other Assets	(1.1)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

 The Fund’s performance figures* for the period ended December 31, 2021, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	(0.19)%	10.31%	6.67%	7.65%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(5.71)%	4.23%	5.47%	6.64%
Swan Defined Risk U.S. Small Cap Fund - Class C	(0.60)%	9.43%	5.86%	6.86%
Swan Defined Risk U.S. Small Cap Fund - Class I	(0.06)%	10.54%	6.93%	7.90%
Russell 2000 Total Return Index (b)	(2.31)%	14.82%	12.02%	13.10%
Bloomberg U.S. Aggregate Bond Index (c)	0.06%	(1.54)%	3.57%	3.45%
Swan Defined Risk U.S. Small Cap Fund Blended Index (d)	(1.28)%	8.20%	9.16%	9.73%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2021 are 2.07%, 2.82%, and 1.82% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2021

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	88.2%
Put Options Purchased	8.7%
Short-Term Investment	1.8%
Call Option Purchased	0.2%
Call Option Written	(0.0)%
Put Option Written	(0.2)%
Other Assets in Excess of Liabilities	1.3%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 90.2%
	EQUITY - 90.2%
1,163,048	Communication Services Select Sector SPDR Fund(a)				$90,345,569
544,378	Consumer Discretionary Select Sector SPDR Fund(a)				111,292,638
671,017	Consumer Staples Select Sector SPDR Fund(a)				51,742,121
421,289	Energy Select Sector SPDR Fund(a)				23,381,540
2,415,309	Financial Select Sector SPDR Fund(a)				94,317,816
829,569	Health Care Select Sector SPDR Fund(a)				116,877,976
661,100	Industrial Select Sector SPDR Fund(a)				69,950,991
358,000	iShares Core S&P 500 ETF				170,762,420
249,376	Materials Select Sector SPDR Fund(a)				22,595,959
468,495	Real Estate Select Sector SPDR Fund(a)				24,272,726
1,475,494	Technology Select Sector SPDR Fund(a)				256,544,143
305,807	Utilities Select Sector SPDR Fund(a)				21,889,665
					1,053,973,564

	TOTAL EXCHANGE-TRADED FUNDS (Cost $406,400,094)				1,053,973,564

	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
12,743,697	First American Government Obligations Fund, Class X, 0.03%(b)				12,743,697
1,968,975	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 0.01%(b)				1,968,975
	TOTAL MONEY MARKET FUNDS (Cost $14,712,672)				14,712,672

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,712,672)				14,712,672

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	INDEX OPTIONS PURCHASED - 10.2%
	CALL OPTIONS PURCHASED - 1.4%
170	S&P 500 Index	02/18/2022	$4,555	$81,025,060	4,412,350
325	S&P 500 Index	02/18/2022	4,610	154,900,850	6,937,125
325	S&P 500 Index	02/18/2022	4,730	154,900,850	3,940,625
170	S&P 500 Index	02/18/2022	4,765	81,025,060	1,660,050
	TOTAL CALL OPTIONS PURCHASED (Cost - $13,374,129)				16,950,150

	PUT OPTIONS PURCHASED - 8.8%
260	S&P 500 Index	03/18/2022	4,805	123,920,680	3,827,200

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 10.2% (Continued)
	PUT OPTIONS PURCHASED - 8.8% (Continued)
1,106	S&P 500 Index	06/16/2023	$4,525	$527,139,508	$41,878,690
1,117	S&P 500 Index	12/15/2023	4,700	532,382,306	57,011,680
	TOTAL PUT OPTIONS PURCHASED (Cost - $119,735,495)				102,717,570

	TOTAL INDEX OPTIONS PURCHASED (Cost - $133,109,624)				119,667,720

	TOTAL INVESTMENTS - 101.7% (Cost $554,222,390)				$1,188,353,956
	CALL OPTIONS WRITTEN - (1.4)% (Proceeds - $13,243,064)				(16,656,200)
	PUT OPTION WRITTEN - (0.2)% (Proceeds - $2,664,599)				(2,596,100)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(914,584)
	NET ASSETS - 100.0%				$1,168,187,072

		Expiration	Exercise
		Date	Price	Notional Value
	WRITTEN INDEX OPTIONS - (1.6)%
	CALL OPTIONS WRITTEN- (1.4)%
340	S&P 500 Index	02/18/2022	$4,660	$162,050,120	$5,892,200
650	S&P 500 Index	02/18/2022	4,670	309,801,700	10,764,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $13,243,064)				16,656,200

	PUT OPTION WRITTEN - (0.2)%
260	S&P 500 Index	03/18/2022	4,655	123,920,680	2,596,100
	TOTAL PUT OPTION WRITTEN (Proceeds - $2,664,599)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $15,907,663)				$19,252,300

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2021 the total value of securities held as collateral is $369,834,452.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 90.2%
	EQUITY - 90.2%
411,200	iShares Core MSCI Emerging Markets ETF(a)				$24,614,432
100,850	iShares MSCI Emerging Markets ETF(a)				4,926,523
					29,540,955

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,448,207)				29,540,955

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
424,898	First American Government Obligations Fund, Class X, 0.03% (Cost $424,898)(b)				424,898

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	EQUITY OPTIONS PURCHASED - 8.6%
	PUT OPTIONS PURCHASED - 8.6%
1,540	iShares MSCI Emerging Markets ETF	01/21/2022	$40.00	$7,522,900	$4,620
1,500	iShares MSCI Emerging Markets ETF	03/18/2022	45.00	7,327,500	97,500
3,070	iShares MSCI Emerging Markets ETF	12/15/2023	48.00	14,996,950	1,740,690
1,450	iShares MSCI Emerging Markets ETF	12/15/2023	49.00	7,083,250	971,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,039,226)				2,814,310

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,039,226)				2,814,310

	TOTAL INVESTMENTS - 100.1% (Cost $27,912,331)				$32,780,163
	CALL OPTIONS WRITTEN - (0.5)% (Proceeds - $165,214)				(172,438)
	PUT OPTIONS WRITTEN - (0.7)% (Proceeds - $288,328)				(233,279)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%				381,191
	NET ASSETS - 100.0%				$32,755,637

		Expiration	Exercise
		Date	Price	Notional Value
	WRITTEN EQUITY OPTIONS - (1.2)%
	CALL OPTIONS WRITTEN- (0.5)%
3,079	iShares MSCI Emerging Markets ETF	03/18/2022	$52.50	$15,040,915	$129,318
1,540	iShares MSCI Emerging Markets ETF	03/18/2022	53.00	7,522,900	43,120
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $165,214)				172,438

	PUT OPTIONS WRITTEN - (0.7)%
1,500	iShares MSCI Emerging Markets ETF	03/18/2022	39.00	7,327,500	28,500

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (1.2)% (Continued)
	PUT OPTIONS WRITTEN - (0.7)% (Continued)
1,539	iShares MSCI Emerging Markets ETF	03/18/2022	$43.00	$7,518,015	$63,099
3,080	iShares MSCI Emerging Markets ETF	03/18/2022	44.00	15,045,800	141,680
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $288,328)				233,279

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $453,542)				$405,717

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2021 the total value of securities held as collateral is $8,171,663.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUND — 93.3%
	EQUITY - 93.3%
390,400	iShares MSCI EAFE ETF(a)				$30,716,672

	TOTAL EXCHANGE-TRADED FUND (Cost $21,890,939)				30,716,672

		Expiration	Exercise
Contracts(b)		Date	Price	Notional Value
	EQUITY OPTIONS PURCHASED - 4.6%
	PUT OPTIONS PURCHASED - 4.6%
990	iShares MSCI EAFE ETF	01/21/2022	$62	$7,789,320	2,970
1,952	iShares MSCI EAFE ETF	03/18/2022	73	15,358,336	138,592
1,952	iShares MSCI EAFE ETF	12/15/2023	75	15,358,336	1,366,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,850,779)				1,507,962

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $1,850,779)				1,507,962

	TOTAL INVESTMENTS - 97.9% (Cost $23,741,718)				$32,224,634
	CALL OPTION WRITTEN - (0.1)% (Proceeds - $36,941)				(37,088)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $126,529)				(132,736)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%				854,511
	NET ASSETS - 100.0%				$32,909,321

		Expiration	Exercise
		Date	Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.5)%
	CALL OPTION WRITTEN - (0.1)%
976	iShares MSCI EAFE ETF	03/18/2022	$83	$7,679,168	$37,088
	TOTAL CALL OPTION WRITTEN (Proceeds - $36,941)

	PUT OPTIONS WRITTEN - (0.4)%
1,952	iShares MSCI EAFE ETF	03/18/2022	60	15,358,336	76,128
976	iShares MSCI EAFE ETF	03/18/2022	72	7,679,168	56,608
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $126,529)				132,736

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $163,470)				$169,824

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2021 the total value of securities held as collateral is $17,153,420.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUND — 86.2%
	EQUITY - 86.2%
198,000	iShares Core S&P 500 ETF(a)				$94,444,020

	TOTAL EXCHANGE-TRADED FUNDS (Cost $61,555,983)				94,444,020

	SHORT-TERM INVESTMENT — 4.4%
	MONEY MARKET FUND - 4.4%
4,798,869	First American Government Obligations Fund, Class X, 0.03% (Cost $4,798,869)(b)				4,798,869

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	INDEX OPTIONS PURCHASED - 13.9%
	CALL OPTIONS PURCHASED - 6.6%
14	S&P 500 Index	02/18/2022	$4,555	$6,672,652	363,370
26	S&P 500 Index	02/18/2022	4,610	12,392,068	554,970
26	S&P 500 Index	02/18/2022	4,730	12,392,068	315,250
14	S&P 500 Index	02/18/2022	4,765	6,672,652	136,710
98	S&P 500 Index	06/16/2023	4,850	46,708,564	3,928,820
5	S&P 500 Index	12/15/2023	5,000	2,383,090	199,400
49	S&P 500 Index	12/15/2023	5,050	23,354,282	1,828,925
	TOTAL CALL OPTIONS PURCHASED (Cost - $5,122,867)				7,327,445

	PUT OPTIONS PURCHASED - 7.3%
23	S&P 500 Index	03/18/2022	4,805	10,962,214	338,560
49	S&P 500 Index	06/16/2023	4,225	23,354,282	1,431,535
5	S&P 500 Index	12/15/2023	4,300	2,383,090	188,300
95	S&P 500 Index	12/15/2023	4,400	45,278,710	3,868,400
49	S&P 500 Index	12/15/2023	4,500	23,354,282	2,152,815
	TOTAL PUT OPTIONS PURCHASED (Cost - $8,834,163)				7,979,610

	TOTAL INDEX OPTIONS PURCHASED (Cost - $13,957,030)				15,307,055

	TOTAL INVESTMENTS - 104.5% (Cost $80,311,882)				$114,549,944
	CALL OPTIONS WRITTEN - (3.2)% (Proceeds - $2,435,440)				(3,545,730)
	PUT OPTION WRITTEN - (0.2)% (Proceeds - $235,715)				(229,655)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%				(1,258,700)
	NET ASSETS - 100.0%				$109,515,859

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (3.4)%
	CALL OPTIONS WRITTEN - (3.2)%
28	S&P 500 Index	02/18/2022	$4,660	$13,345,304	$485,240
52	S&P 500 Index	02/18/2022	4,670	24,784,136	861,120
98	S&P 500 Index	06/16/2023	5,400	46,708,564	1,474,900
5	S&P 500 Index	12/15/2023	5,600	2,383,090	78,650
49	S&P 500 Index	12/15/2023	5,700	23,354,282	645,820
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,435,440)				3,545,730

	PUT OPTION WRITTEN - (0.2)%
23	S&P 500 Index	03/18/2022	4,655	10,962,214	229,655
	TOTAL PUT OPTION WRITTEN (Proceeds - $235,715)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $2,671,155)				$3,775,385

ETF - Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2021 the total value of securities held as collateral is $17,740,670.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUND — 88.2%
	EQUITY - 88.2%
162,000	iShares Russell 2000 Index Fund(a)				$36,036,901

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,093,513)				36,036,901

	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
721,401	First American Government Obligations Fund, Class X, 0.03%(Cost $721,401)(b)				721,401

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value
	INDEX OPTIONS PURCHASED - 8.9%
	CALL OPTION PURCHASED - 0.2%
5	Russell 2000 Index	02/18/2022	$2,140	$1,122,657	$70,475
	TOTAL CALL OPTIONS PURCHASED (Cost - $69,979)

	PUT OPTIONS PURCHASED - 8.7%
41	Russell 2000 Index	01/07/2022	1,725	9,205,783	512
40	Russell 2000 Index	03/18/2022	2,200	8,981,252	285,800
120	Russell 2000 Index	12/15/2023	2,200	26,943,756	3,214,200
2	Russell 2000 Index	12/15/2023	2,400	449,063	73,060
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,111,157)				3,573,572

	TOTAL INDEX OPTIONS PURCHASED (Cost - $4,181,136)				3,644,047

	TOTAL INVESTMENTS - 98.9% (Cost $27,996,050)				$40,402,349
	CALL OPTION WRITTEN – (0.0)% (Proceeds - $22,771)				(14,925)
	PUT OPTION WRITTEN - (0.2)% (Proceeds - $137,596)				(75,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%				525,856
	NET ASSETS - 100.0%				$40,838,280

		Expiration	Exercise
		Date	Price	Notional Value
	WRITTEN INDEX OPTIONS - (0.2)%
	CALL OPTION WRITTEN- (0.0)%(d)
5	Russell 2000 Index	02/18/2022	$2,330	$1,122,657	$14,925
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $22,771)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

		Expiration	Exercise
Contracts(c)		Date	Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.2)% (Continued)
	PUT OPTION WRITTEN - (0.2)%
40	Russell 2000 Index	03/18/2022	$1,900	$8,981,252	$75,000
	TOTAL PUT OPTION WRITTEN (Proceeds - $137,596)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $160,367)				$89,925

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2021 the total value of securities held as collateral is $21,132,750.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1%).

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2021

		Swan Defined Risk		Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Growth	U.S. Small Cap
	Fund	Fund	Foreign Fund	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$554,222,390	$27,912,331	$23,741,718	$80,311,882	$27,996,050
Investments, at value	1,188,353,956	32,780,163	32,224,634	114,549,944	40,402,349
Cash held at broker	—	436,627	808,094	—	568,693
Receivable for securities sold	—	1,019,643	519,372	—	—
Receivable for Fund shares sold	971,621	9,070	9,390	183,182	27,155
Dividends and interest receivable	373	2,941	64,579	107	12
Prepaid expenses and other assets	29,763	1,513	3,407	21,805	7,149
TOTAL ASSETS	1,189,355,713	34,249,957	33,629,476	114,755,038	41,005,358

LIABILITIES
Due to custodian	—	—	344,180	—	—
Options written, at value (Premiums received - $15,907,663, $453,542, $163,470, $2,671,155 and $160,367, respectively)	19,252,300	405,717	169,824	3,775,385	89,925
Due to broker	311,937	—	—	1,313,801	—
Investment advisory fees payable	982,542	20,017	19,985	95,015	27,328
Payable for investments purchased	—	1,019,053	56,283	—	—
Payable for Fund shares repurchased	121,557	—	87,748	1,000	4,847
Accrued expenses and other liabilities	250,958	36,951	29,341	34,337	32,361
Payable to related parties	106,068	11,164	11,885	17,492	10,601
Distribution (12b-1) fees payable	143,279	1,418	909	2,149	2,016
TOTAL LIABILITIES	21,168,641	1,494,320	720,155	5,239,179	167,078
NET ASSETS	$1,168,187,072	$32,755,637	$32,909,321	$109,515,859	$40,838,280

NET ASSETS CONSIST OF:
Paid in capital	$674,135,773	$34,661,966	$35,423,366	$79,713,581	$28,571,184
Accumulated earnings (deficits)	494,051,299	(1,906,329)	(2,514,045)	29,802,278	12,267,096
NET ASSETS	$1,168,187,072	$32,755,637	$32,909,321	$109,515,859	$40,838,280

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$150,443,507	$1,246,596	$1,058,817	$2,080,035	$1,094,102
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorize	9,377,571	130,435	108,746	126,556	70,479
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$16.04	$9.56	$9.74	$16.44	$15.52
Maximum offering price per share (maximum sales charge of 5.50%	$16.97	$10.12	$10.31	$17.40	$16.42

Class C Shares :
Net Assets	$132,519,245	$1,308,734	$784,437	$2,096,548	$2,066,973
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorize	8,497,772	141,582	81,986	129,184	139,188
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$15.59	$9.24	$9.57	$16.23	$14.85

Class I Shares:
Net Assets	$885,224,320	$30,200,307	$31,066,067	$105,339,276	$37,677,205
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized	54,927,353	3,149,100	3,190,614	6,380,152	2,395,412
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$16.12	$9.59	$9.74	$16.51	$15.73

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2021

		Swan Defined Risk			Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Swan Defined	U.S. Small Cap
	Fund	Fund	Foreign Fund	Risk Growth Fund	Fund
INVESTMENT INCOME
Dividends	$7,033,002	$602,459	$594,242	$588,304	$231,359
Interest	1,962	30	40	414	84
TOTAL INVESTMENT INCOME	7,034,964	602,489	594,282	588,718	231,443

EXPENSES
Investment advisory fees	5,810,554	171,317	171,808	480,710	217,855
Distribution (12b-1) fees:
Class A	185,016	1,696	1,397	3,622	1,355
Class C	663,556	7,408	4,366	8,103	10,701
Administration fees	300,609	15,973	16,088	31,432	18,368
Third party administrative service fees	254,469	9,370	9,718	27,037	11,972
Accounting services fees	105,940	7,787	7,834	12,796	8,479
Printing and postage expenses	101,835	6,027	6,060	6,060	6,060
Transfer agent fees	80,498	22,562	22,685	23,898	22,685
Custodian fees	55,767	3,761	3,781	7,419	3,781
Interest expense	45,146	5,369	29,888	3,630	15,033
Registration fees	35,383	15,233	15,315	17,836	15,315
Compliance officer fees	30,246	6,017	6,050	6,050	6,050
Audit fees	10,066	10,011	10,066	10,066	10,066
Insurance expense	8,960	1,282	1,289	1,606	1,339
Trustees’ fees and expenses	8,105	7,097	7,135	7,135	7,135
Legal fees	7,582	7,540	7,582	7,582	7,581
Other expenses	5,042	2,507	2,521	2,521	7,371
TOTAL EXPENSES	7,708,774	300,957	323,583	657,503	371,146

Fees recouped by the Advisor	—	—	—	13,513	—
Less: Fees waived by the Advisor	(15)	(43,685)	(47,511)	(416)	(39,425)
TOTAL NET EXPENSES	7,708,759	257,272	276,072	670,600	331,721

NET INVESTMENT INCOME (LOSS)	(673,795)	345,217	318,210	(81,882)	(100,278)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	52,730,546	141,883	(9,517)	17,238	(92,056)
Options purchased	(166,077,070)	(1,043,166)	(1,478,747)	(3,102,288)	(2,209,700)
Options written	101,478,031	1,585,687	556,913	2,969,732	2,106,529
Net realized gain (loss) on investments, options purchased and options written	(11,868,493)	684,404	(931,351)	(115,318)	(195,227)
Net change in unrealized appreciation (depreciation) on:
Investments	53,183,027	(3,550,166)	(62,436)	8,770,955	(1,127,161)
Options purchased	53,154,976	1,159,166	974,725	156,687	1,486,619
Options written	(11,203,251)	(181,833)	(21,763)	262,275	(167,712)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	95,134,752	(2,572,833)	890,526	9,189,917	191,746
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN	83,266,259	(1,888,429)	(40,825)	9,074,599	(3,481)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,592,464	$(1,543,212)	$277,385	$8,992,717	$(103,759)

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021 (a)	Year Ended
	(Unaudited)	June 30, 2021
FROM OPERATIONS
Net investment income (loss)	$(673,795)	$1,274,003
Net realized gain (loss) on investments, options purchased and options written	(11,868,493)	96,312,796
Net change in unrealized appreciation on investments, options purchased and options written	95,134,752	120,347,846
Net increase in net assets resulting from operations	82,592,464	217,934,645

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	—	(24,160)
Class I	—	(145,552)
Class Y	—	(33)
Distributions paid
Class A	—	(99,610)
Class I	—	(3,006,552)
Class Y	—	(688)
Net decrease in net assets resulting from distributions to shareholders	—	(3,276,595)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,408,880	32,239,606
Class C	3,307,597	21,359,344
Class I	64,986,946	97,943,448
Class Y	—	153,381
Net asset value of shares issued in reinvestment of distributions:
Class A	—	110,537
Class I	—	2,420,942
Class Y	—	583
Payments for shares redeemed:
Class A	(14,571,774)	(72,020,493)
Class C	(10,379,973)	(64,905,077)
Class I	(100,321,770)	(529,594,290)
Class Y	(79,203)	(284,642)
Net decrease in net assets from shares of beneficial interest	(47,649,297)	(512,576,661)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,943,167	(297,918,611)

NET ASSETS
Beginning of Period	1,133,243,905	1,431,162,516
End of Period	$1,168,187,072	$1,133,243,905

SHARE ACTIVITY
Class A:
Shares Sold	602,489	2,314,025
Shares Reinvested	—	8,110
Shares Redeemed	(942,923)	(5,253,254)
Net decrease in shares of beneficial interest outstanding	(340,434)	(2,931,119)

Class C:
Shares Sold	216,720	1,557,217
Shares Redeemed	(685,289)	(4,866,314)
Net decrease in shares of beneficial interest outstanding	(468,569)	(3,309,097)

Class I:
Shares Sold	4,159,524	7,189,361
Shares Reinvested	—	177,229
Shares Redeemed	(6,435,191)	(39,503,960)
Net decrease in shares of beneficial interest outstanding	(2,275,667)	(32,137,370)

Class Y:
Shares Sold	—	11,716
Shares Reinvested	—	43
Shares Redeemed	(5,046)	(20,226)
Net decrease in shares of beneficial interest outstanding	(5,046)	(8,467)

(a)	As of the close of business on September 5, 2021, sales and operations of Class Y shares were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021 (a)	Year Ended
	(Unaudited)	June 30, 2021
FROM OPERATIONS
Net investment income	$345,217	$57,683
Net realized gain (loss) on investments, options purchased and options written	684,404	(1,091,965)
Net change in unrealized appreciation (deprecation) on investments, options purchased and options written	(2,572,833)	5,639,528
Net increase (decrease) in net assets resulting from operations	(1,543,212)	4,605,246

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	—	(28,551)
Class C	—	(4,112)
Class I	(57,530)	(437,317)
Class Y	—	(4,579)
Net decrease in net assets resulting from distributions to shareholders	(57,530)	(474,559)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	178,602	405,597
Class C	65,410	486,633
Class I	1,810,118	6,536,018
Class Y	35	62,177
Net asset value of shares issued in reinvestment of distributions:
Class A	—	21,974
Class C	—	2,919
Class I	52,428	399,421
Class Y	—	2,907
Payments for shares redeemed:
Class A	(241,790)	(1,419,156)
Class C	(246,712)	(477,456)
Class I	(2,282,880)	(9,331,594)
Class Y	(235,377)	(174,269)
Net decrease in net assets from shares of beneficial interest	(900,166)	(3,484,829)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,500,908)	645,858

NET ASSETS
Beginning of Period	35,256,545	34,610,687
End of Period	$32,755,637	$35,256,545

SHARE ACTIVITY
Class A:
Shares Sold	18,421	41,387
Shares Reinvested	—	2,275
Shares Redeemed	(25,093)	(142,009)
Net decrease in shares of beneficial interest outstanding	(6,672)	(98,347)

Class C:
Shares Sold	6,912	51,832
Shares Reinvested	—	310
Shares Redeemed	(26,316)	(50,274)
Net increase (decrease) in shares of beneficial interest outstanding	(19,404)	1,868

Class I:
Shares Sold	186,110	663,071
Shares Reinvested	5,484	41,220
Shares Redeemed	(235,770)	(979,806)
Net decrease in shares of beneficial interest outstanding	(44,176)	(275,515)

Class Y:
Shares Sold	—	6,722
Shares Reinvested	—	298
Shares Redeemed	(23,843)	(18,160)
Net decrease in shares of beneficial interest outstanding	(23,843)	(11,140)

(a)	As of the close of business on September 5, 2021, sales and operations of Class Y shares were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021 (a)	Year Ended
	(Unaudited)	June 30, 2021
FROM OPERATIONS
Net investment income	$318,210	$210,711
Net realized loss on investments, options purchased and options written	(931,351)	(389,628)
Net change in unrealized appreciation on investments, options purchased and options written	890,526	4,328,979
Net increase in net assets resulting from operations	277,385	4,150,062

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	(122,142)	—
Class C	(91,446)	—
Class I	(3,475,459)	—
Total distributions paid
Class A	(21,899)	(11,206)
Class C	(10,076)	(4,625)
Class I	(710,354)	(209,792)
Class Y	—	(1,332)
Net decrease in net assets resulting from distributions to shareholders	(4,431,376)	(226,955)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	79,380	536,229
Class C	15,651	530,075
Class I	2,070,539	11,564,041
Class Y	—	47,993
Net asset value of shares issued in reinvestment of distributions:
Class A	99,052	9,567
Class C	84,827	4,108
Class I	3,907,909	196,554
Class Y	—	734
Payments for shares redeemed:
Class A	(109,325)	(1,808,495)
Class C	(93,124)	(709,809)
Class I	(2,582,327)	(14,557,728)
Class Y	(137,062)	(110,350)
Net increase (decrease) in net assets from shares of beneficial interest	3,335,520	(4,297,081)

TOTAL DECREASE IN NET ASSETS	(818,471)	(373,974)

NET ASSETS
Beginning of Period	33,727,792	34,101,766
End of Period	$32,909,321	$33,727,792

SHARE ACTIVITY
Class A:
Shares Sold	7,043	49,227
Shares Reinvested	10,149	888
Shares Redeemed	(9,754)	(167,458)
Net increase (decrease) in shares of beneficial interest outstanding	7,438	(117,343)

Class C:
Shares Sold	1,402	49,482
Shares Reinvested	8,845	387
Shares Redeemed	(8,574)	(67,044)
Net increase (decrease) in shares of beneficial interest outstanding	1,673	(17,175)

Class I:
Shares Sold	185,425	1,065,352
Shares Reinvested	400,401	18,216
Shares Redeemed	(233,519)	(1,376,071)
Net increase (decrease) in shares of beneficial interest outstanding	352,307	(292,503)

Class Y:
Shares Sold	—	4,708
Shares Reinvested	—	68
Shares Redeemed	(12,037)	(10,246)
Net decrease in shares of beneficial interest outstanding	(12,037)	(5,470)

(a)	As of the close of business on September 5, 2021, sales and operations of Class Y shares were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021 (a)	Year Ended
	(Unaudited)	June 30, 2021
FROM OPERATIONS
Net investment loss	$(81,882)	$(53,943)
Net realized gain (loss) on investments, options purchased and options written	(115,318)	28,163
Net change in unrealized appreciation on investments, options purchased and options written	9,189,917	18,298,918
Net increase in net assets resulting from operations	8,992,717	18,273,138

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	—	(39)
Class I	—	(1,151)
Class Y	—	(14)
Total distributions paid
Class A	—	(28,224)
Class C	—	(1,156)
Class I	—	(479,425)
Class Y	—	(5,658)
Net decrease in net assets resulting from distributions to shareholders	—	(515,667)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	598,618	912,277
Class C	897,260	1,293,499
Class I	65,230,541	72,468,635
Class Y	12	14,985
Net asset value of shares issued in reinvestment of distributions:
Class A	—	28,216
Class C	—	1,156
Class I	—	175,569
Class Y	—	741
Payments for shares redeemed:
Class A	(2,056,716)	(4,002,160)
Class C	(33,265)	(358,950)
Class I	(48,843,649)	(71,856,907)
Class Y	(1,016,298)	(151,360)
Net increase (decrease) in net assets from shares of beneficial interest	14,776,503	(1,474,299)

TOTAL INCREASE IN NET ASSETS	23,769,220	16,283,172

NET ASSETS
Beginning of Period	85,746,639	69,463,467
End of Period	$109,515,859	$85,746,639

SHARE ACTIVITY
Class A:
Shares Sold	38,381	65,874
Shares Reinvested	—	2,117
Shares Redeemed	(129,838)	(292,989)
Net decrease in shares of beneficial interest outstanding	(91,457)	(224,998)

Class C:
Shares Sold	57,670	93,470
Shares Reinvested	—	87
Shares Redeemed	(2,128)	(25,935)
Net increase in shares of beneficial interest outstandin	55,542	67,622

Class I:
Shares Sold	4,127,773	5,408,584
Shares Reinvested	—	13,151
Shares Redeemed	(3,101,939)	(5,392,655)
Net increase in shares of beneficial interest outstanding	1,025,834	29,080

Class Y:
Shares Sold	—	1,194
Shares Reinvested	—	55
Shares Redeemed	(63,958)	(11,796)
Net decrease in shares of beneficial interest outstanding	(63,958)	(10,547)

(a)	As of the close of business on September 5, 2021, sales and operations of Class Y shares were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021 (a)	Year Ended
	(Unaudited)	June 30, 2021
FROM OPERATIONS
Net investment loss	$(100,278)	$(217,514)
Net realized gain (loss) on investments, options purchased and options written	(195,227)	2,660,146
Net change in unrealized appreciation on investments, options purchased and options written	191,746	7,537,668
Net increase (decrease) in net assets resulting from operations	(103,759)	9,980,300

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	144,634	1,484,133
Class C	103,231	1,524,002
Class I	5,204,079	24,924,354
Class Y	—	124,165
Payments for shares redeemed:
Class A	(130,318)	(3,427,858)
Class C	(128,126)	(1,671,837)
Class I	(9,594,933)	(23,697,804)
Class Y	(333,294)	(222,867)
Net decrease in net assets from shares of beneficial interest	(4,734,727)	(963,712)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,838,486)	9,016,588

NET ASSETS
Beginning of Period	45,676,766	36,660,178
End of Period	$40,838,280	$45,676,766

SHARE ACTIVITY
Class A:
Shares Sold	9,476	95,850
Shares Redeemed	(8,442)	(229,048)
Net increase (decrease) in shares of beneficial interest outstanding	1,034	(133,198)

Class C:
Shares Sold	6,979	103,076
Shares Redeemed	(8,690)	(114,452)
Net decrease in shares of beneficial interest outstanding	(1,711)	(11,376)

Class I:
Shares Sold	331,646	1,624,084
Shares Redeemed	(614,200)	(1,682,556)
Net decrease in shares of beneficial interest outstanding	(282,554)	(58,472)

Class Y:
Shares Sold	—	9,382
Shares Redeemed	(21,373)	(16,086)
Net decrease in shares of beneficial interest outstanding	(21,373)	(6,704)

(a)	As of the close of business on September 5, 2021, sales and operations of Class Y shares were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	December 31, 2021		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017

Net asset value, beginning of period	$14.93		$12.51		$12.80	$12.68	$12.22	$11.69
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.00	) (2)	0.10	0.07	0.08	0.13
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.12		2.43		(0.27)	0.13	0.45	0.55
Total from investment operations	1.11		2.43		(0.17)	0.20	0.53	0.68
Less distributions from:
Net investment income	—		(0.01)		(0.12)	(0.08)	(0.07)	(0.15)
Return of capital	—		(0.00	) (2)	—	—	—	—
Total distributions	—		(0.01)		(0.12)	(0.08)	(0.07)	(0.15)
Net asset value, end of period	$16.04		$14.93		$12.51	$12.80	$12.68	$12.22
Total return (3)	7.43	% (4)	19.44%		(1.39)%	1.67%	4.33%	5.82%
Net assets, at end of period (000s)	$150,444		$145,133		$158,255	$240,274	$332,552	$351,964
Ratio of expenses to average net assets (5)	1.44	% (6)	1.42%		1.42%	1.40%	1.39%	1.41%
Ratio of net investment income (loss) to average net assets (5,7)	(0.17	)% (6)	(0.00)%		0.76%	0.59%	0.62%	1.09%
Portfolio Turnover Rate	0	% (4)	11%		13%	14%	9%	6%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017

Net asset value, beginning of period	$14.57		$12.29	$12.58	$12.46	$12.03	$11.53
Activity from investment operations:
Net investment income (loss) (1)	(0.07)		(0.10)	0.01	(0.02)	(0.02)	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.09		2.38	(0.28)	0.14	0.45	0.52
Total from investment operations	1.02		2.28	(0.27)	0.12	0.43	0.58
Less distributions from:
Net investment income	—		—	(0.02)	—	—	(0.08)
Total distributions	—		—	(0.02)	—	—	(0.08)
Net asset value, end of period	$15.59		$14.57	$12.29	$12.58	$12.46	$12.03
Total return (2)	7.00	% (3)	18.55%	(2.17)%	0.96%	3.57%	5.01%
Net assets, at end of period (000s)	$132,519		$130,659	$150,858	$204,575	$247,668	$216,627
Ratio of expenses to average net assets (4)	2.19	% (5)	2.17%	2.17%	2.15%	2.14%	2.15%
Ratio of net investment income (loss) to average net assets (4,6)	(0.93	)% (5)	(0.75)%	0.07%	(0.15)%	(0.09)%	0.47%
Portfolio Turnover Rate	0	% (3)	11%	13%	14%	9%	6%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	December 31, 2021		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017

Net asset value, beginning of period	$14.99		$12.56		$12.86	$12.74	$12.27	$11.73
Activity from investment operations:
Net investment income (1)	0.00	(2)	0.03		0.14	0.10	0.11	0.18
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.13		2.45		(0.28)	0.14	0.46	0.53
Total from investment operations	1.13		2.48		(0.14)	0.24	0.57	0.71
Less distributions from:
Net investment income	—		(0.05)		(0.16)	(0.12)	(0.10)	(0.17)
Return of capital	—		(0.00	) (2)	—	—	—	—
Total distributions	—		(0.05)		(0.16)	(0.12)	(0.10)	(0.17)
Net asset value, end of period	$16.12		$14.99		$12.56	$12.86	$12.74	$12.27
Total return (3)	7.54	% (4)	19.75%		(1.15)%	1.96%	4.63%	6.08%
Net assets, at end of period (000s)	$885,224		$857,376		$1,121,879	$1,622,057	$2,370,044	$2,131,392
Ratio of expenses to average net assets (5)	1.19	% (6)	1.17%		1.17%	1.15%	1.14%	1.16%
Ratio of net investment income to average net assets (5,7)	0.02	% (6)	0.24%		1.07%	0.82%	0.86%	1.48%
Portfolio Turnover Rate	0	% (4)	11%		13%	14%	9%	6%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$10.01		$8.85	$9.86	$10.06	$9.98	$9.15
Activity from investment operations:
Net investment income (loss) (1)	0.09		0.01	0.09	0.03	0.06	(0.02)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.54)		1.27	(0.57)	(0.20)	0.23	1.06
Total from investment operations	(0.45)		1.28	(0.48)	(0.17)	0.29	1.04
Less distributions from:
Net investment income	—		(0.12)	(0.04)	(0.03)	—	—
Net realized gains	—		—	(0.49)	—	(0.21)	(0.21)
Total distributions	—		(0.12)	(0.53)	(0.03)	(0.21)	(0.21)
Net asset value, end of period	$9.56		$10.01	$8.85	$9.86	$10.06	$9.98
Total return (2)	(4.50	)% (3)	14.47%	(5.16)%	(1.72)%	2.73%	11.65%
Net assets, at end of period (000s)	$1,247		$1,372	$2,084	$3,959	$5,010	$4,201
Ratio of gross expenses to average net assets (4,7)	1.96	% (5)	1.88%	1.93%	1.84%	1.67%	1.90%
Ratio of net expenses to average net assets (4,7)	1.68	% (5)	1.65%	1.65%	1.75%	1.65%	1.66%
Ratio of net investment income (loss) to average net assets (4,6,7)	1.89	% (5)	0.16%	1.03%	0.31%	0.53%	(0.21)%
Portfolio Turnover Rate	2	% (3)	6%	16%	45%	7%	3%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets(4)	1.93	% (5)	1.88%	1.93%	1.74%	1.67%	1.90%
Net expenses to average net assets(4)	1.65	% (5)	1.65%	1.65%	1.65%	1.65%	1.66%
Net investment income (loss) to average net assets(4,6)	1.92	% (5)	0.16%	1.03%	0.41%	0.53%	(0.21)%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$9.72		$8.58	$9.60	$9.84	$9.84	$9.09
Activity from investment operations:
Net investment income (loss) (1)	0.04		(0.07)	0.03	(0.03)	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.52)		1.24	(0.56)	(0.21)	0.24	1.05
Total from investment operations	(0.48)		1.17	(0.53)	(0.24)	0.21	0.96
Less distributions from:
Net investment income	—		(0.03)	—	—	—	—
Net realized gains	—		—	(0.49)	—	(0.21)	(0.21)
Total distributions	—		(0.03)	(0.49)	—	(0.21)	(0.21)
Net asset value, end of period	$9.24		$9.72	$8.58	$9.60	$9.84	$9.84
Total return (2)	(4.94	)% (3)	13.60%	(5.85)%	(2.44)%	1.95%	10.84%
Net assets, at end of period (000s)	$1,309		$1,564	$1,365	$2,809	$3,049	$1,417
Ratio of gross expenses to average net assets (4,7)	2.71	% (5)	2.63%	2.68%	2.59%	2.42%	2.65%
Ratio of net expenses to average net assets (4,7)	2.43	% (5)	2.40%	2.40%	2.50%	2.40%	2.41%
Ratio of net investment income (loss) to average net assets (4,6,7)	0.77	% (5)	(0.72)%	0.28%	(0.31)%	(0.31)%	(1.03)%
Portfolio Turnover Rate	2	% (3)	6%	16%	45%	7%	3%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (4)	2.68	% (5)	2.63%	2.68%	2.49%	2.42%	2.65%
Net expenses to average net assets (4)	2.40	% (5)	2.40%	2.40%	2.40%	2.40%	2.41%
Net investment income (loss) to average net assets (4,6)	0.80	% (5)	(0.72)%	0.28%	(0.21)%	(0.31)%	(1.03)%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$10.05		$8.89	$9.91	$10.12	$10.02	$9.16
Activity from investment operations:
Net investment income (1)	0.10		0.02	0.13	0.06	0.06	0.00 (2)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.54)		1.29	(0.58)	(0.21)	0.25	1.07
Total from investment operations	(0.44)		1.31	(0.45)	(0.15)	0.31	1.07
Less distributions from:
Net investment income	(0.02)		(0.15)	(0.08)	(0.06)	—	—
Net realized gains	—		—	(0.49)	—	(0.21)	(0.21)
Total distributions	(0.02)		(0.15)	(0.57)	(0.06)	(0.21)	(0.21)
Net asset value, end of period	$9.59		$10.05	$8.89	$9.91	$10.12	$10.02
Total return (3)	(4.39	)% (4)	14.78%	(4.87)%	(1.47)%	2.92%	11.97%
Net assets, at end of period (000s)	$30,200		$32,079	$30,848	$39,206	$43,178	$29,624
Ratio of gross expenses to average net assets (4,7)	1.71	% (6)	1.63%	1.68%	1.59%	1.42%	1.65%
Ratio of net expenses to average net assets (4,7)	1.43	% (6)	1.40%	1.40%	1.50%	1.40%	1.41%
Ratio of net investment income to average net assets (5,7,8)	2.09	% (6)	0.20%	1.37%	0.60%	0.59%	0.03%
Portfolio Turnover Rate	2	% (4)	6%	16%	45%	7%	3%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets (5)	1.68	% (6)	1.63%	1.68%	1.49%	1.42%	1.65%
Net expenses to average net assets (5)	1.40	% (6)	1.40%	1.40%	1.40%	1.40%	1.41%
Net investment income to average net assets (5,7)	2.12	% (6)	0.20%	1.37%	0.70%	0.59%	0.03%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$11.11		$9.83	$10.24	$10.42	$10.60	$9.85
Activity from investment operations:
Net investment income (1)	0.09		0.02	0.04	0.09	0.08	0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.00	(2)	1.32	0.04	(0.19)	0.06	0.81
Total from investment operations	0.09		1.34	0.08	(0.10)	0.14	0.90
Less distributions from:
Net investment income	(0.13)		—	(0.12)	(0.08)	(0.08)	(0.08)
Net realized gains	(0.09)		(0.06)	(0.37)	—	(0.24)	(0.07)
Return of capital	(1.24)		—	—	—	—	—
Total distributions	(1.46)		(0.06)	(0.49)	(0.08)	(0.32)	(0.15)
Net asset value, end of period	$9.74		$11.11	$9.83	$10.24	$10.42	$10.60
Total return (3)	0.79	% (4)	13.60%	0.65%	(0.91)%	1.13%	9.25%
Net assets, at end of period (000s)	$1,059		$1,126	$2,150	$2,454	$2,838	$3,270
Ratio of gross expenses to average net assets (5,8)	2.10	% (6)	2.03%	2.12%	2.01%	1.96%	2.14%
Ratio of net expenses to average net assets (5,8)	1.82	% (6)	1.73%	1.85%	1.85%	1.86%	1.76%
Ratio of net investment income to average net assets (5,7,8)	1.64	% (6)	0.20%	0.40%	0.91%	0.73%	0.94%
Portfolio Turnover Rate	3	% (4)	8%	15%	10%	4%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.93	% (6)	1.95%	1.92%	1.81%	1.75%	2.01%
Net expenses to average net assets (5)	1.65	% (6)	1.65%	1.65%	1.65%	1.65%	1.63%
Net investment income to average net assets (5,7)	1.81	% (6)	0.29%	0.60%	1.11%	0.94%	1.06%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$10.90		$9.73	$10.12	$10.31	$10.54	$9.82
Activity from investment operations:
Net investment income (loss) (1)	0.04		(0.03)	(0.04)	0.02	0.09	0.10
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.01		1.26	0.04	(0.20)	(0.03)	0.72
Total from investment operations	0.05		1.23	—	(0.18)	0.06	0.82
Less distributions from:
Net investment income	(0.05)		—	(0.02)	(0.01)	(0.05)	(0.03)
Net realized gains	(0.09)		(0.06)	(0.37)	—	(0.24)	(0.07)
Return of capital	(1.24)		—	—	—	—	—
Total distributions	(1.38)		(0.06)	(0.39)	(0.01)	(0.29)	(0.10)
Net asset value, end of period	$9.57		$10.90	$9.73	$10.12	$10.31	$10.54
Total return (2)	0.39	% (3)	12.61%	(0.07)%	(1.69)%	0.38%	8.46%
Net assets, at end of period (000s)	$784		$876	$949	$1,403	$1,617	$570
Ratio of gross expenses to average net assets (4,7)	2.85	% (5)	2.78%	2.87%	2.76%	2.71%	2.89%
Ratio of net expenses to average net assets (4,7)	2.57	% (5)	2.48%	2.60%	2.60%	2.61%	2.51%
Ratio of net investment income (loss) to average net assets (4,6,7)	0.68	% (5)	(0.32)%	(0.43)%	0.19%	0.87%	0.94%
Portfolio Turnover Rate	3	% (3)	8%	15%	10%	4%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (4)	2.68	% (5)	2.70%	2.67%	2.56%	2.50%	2.76%
Net expenses to average net assets (4)	2.40	% (5)	2.40%	2.40%	2.40%	2.40%	2.38%
Net investment income (loss) to average net assets (4,6)	0.85	% (5)	(0.24)%	(0.23)%	0.39%	1.08%	1.07%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$11.13		$9.85	$10.25	$10.45	$10.62	$9.86
Activity from investment operations:
Net investment income (1)	0.11		0.07	0.07	0.12	0.16	0.21
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.00		1.29	0.04	(0.20)	0.01	0.72
Total from investment operations	0.11		1.36	0.11	(0.08)	0.17	0.93
Less distributions from:
Net investment income	(0.17)		(0.02)	(0.14)	(0.12)	(0.10)	(0.10)
Net realized gains	(0.09)		(0.06)	(0.37)	—	(0.24)	(0.07)
Return of capital	(1.24)		—	—	—	—	—
Total distributions	(1.50)		(0.08)	(0.51)	(0.12)	(0.34)	(0.17)
Net asset value, end of period	$9.74		$11.13	$9.85	$10.25	$10.45	$10.62
Total return (2)	0.89	% (3)	13.82%	0.97%	(0.71)%	1.44%	9.52%
Net assets, at end of period (000s)	$31,066		$31,591	$30,829	$37,596	$42,374	$27,887
Ratio of gross expenses to average net assets (4,7)	1.85	% (5)	1.78%	1.87%	1.76%	1.71%	1.89%
Ratio of net expenses to average net assets (4,7)	1.57	% (5)	1.48%	1.60%	1.60%	1.61%	1.51%
Ratio of net investment income to average net assets (4,6,7)	1.90	% (5)	0.69%	0.66%	1.18%	1.44%	2.02%
Portfolio Turnover Rate	3	% (3)	8%	15%	10%	4%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (4)	1.68	% (5)	1.70%	1.67%	1.56%	1.50%	1.76%
Net expenses to average net assets (4)	1.40	% (5)	1.40%	1.40%	1.40%	1.40%	1.38%
Net investment income to average net assets (4,6)	2.07	% (5)	0.76%	0.86%	1.38%	1.65%	2.15%

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the	For the
	December 31, 2021		Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$14.97		$11.86		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		(0.05)		0.09	0.00	(3)
Net realized and unrealized gain on investments, options purchased and options written	1.51		3.23		0.58	1.38
Total from investment operations	1.47		3.18		0.67	1.38
Less distributions from:
Net investment income	—		—		(0.07)	—
Net realized gains	—		(0.07)		(0.12)	—
Return of capital	—		(0.00	) (3)	—	—
Total distributions	—		(0.07)		(0.19)	—
Net asset value, end of period	$16.44		$14.97		$11.86	$11.38
Total return (4)	9.82	% (5)	26.90%		5.85%	13.80	% (5)
Net assets, at end of period (000s)	$2,080		$3,263		$5,252	$11
Ratio of gross expenses to average net assets (6)	1.62	% (8)	1.63%		2.33%	10.73	% (8)
Ratio of net expenses to average net assets (6)	1.65	% (7,8)	1.65	% (7)	1.65%	1.65	% (8)
Ratio of net investment income (loss) to average net assets (6,9)	(0.53	)% (8)	(0.38)%		0.74%	0.00	% (8)
Portfolio Turnover Rate	1	% (5)	27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the		For the
	December 31, 2021		Year Ended		Year Ended		Period Ended
	(Unaudited)		June 30, 2021		June 30, 2020		June 30, 2019 (1)
Net asset value, beginning of period	$14.83		$11.84		$11.38		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.07)		(0.12)		(0.03	) (3)	0.00	(4)
Net realized and unrealized gain on investments, options purchased and options written	1.47		3.18		0.68		1.38
Total from investment operations	1.40		3.06		0.65		1.38
Less distributions from:
Net investment income	—		—		(0.07)		—
Net realized gains	—		(0.07)		(0.12)		—
Total distributions	—		(0.07)		(0.19)		—
Net asset value, end of period	$16.23		$14.83		$11.84		$11.38
Total return (5)	9.44	% (6)	25.93%		5.73%		13.80	% (6)
Net assets, at end of period (000s)	$2,097		$1,092		$71		$11
Ratio of gross expenses to average net assets (7)	2.37	% (9)	2.38%		3.08%		11.48	% (9)
Ratio of net expenses to average net assets (7)	2.40	% (8,9)	2.40	% (8)	2.40%		2.40	% (9)
Ratio of net investment income (loss) to average net assets (7,10)	(0.93	)% (9)	(0.85)%		(0.22	)% (3)	0.00	% (9)
Portfolio Turnover Rate	1	% (6)	27%		11%		0	% (6)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Amount is less than $0.01

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the	For the
	December 31, 2021		Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$15.02		$11.88		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.01)		0.10	0.05
Net realized and unrealized gain on investments, options purchased and options written	1.50		3.23		0.59	1.33
Total from investment operations	1.49		3.22		0.69	1.38
Less distributions from:
Net investment income	—		(0.01)		(0.07)	—
Net realized gains	—		(0.07)		(0.12)	—
Return of capital	—		(0.00	) (3)	—	—
Total distributions	—		(0.08)		(0.19)	—
Net asset value, end of period	$16.51		$15.02		$11.88	$11.38
Total return (4)	9.92	% (5)	27.23%		6.09%	13.80	% (5)
Net assets, at end of period (000s)	$105,339		$80,421		$63,250	$3,610
Ratio of gross expenses to average net assets (6)	1.37	% (8)	1.38%		2.08%	10.48	% (8)
Ratio of net expenses to average net assets (6)	1.40	% (7,8)	1.40	% (7)	1.40%	1.40	% (8)
Ratio of net investment income (loss) to average net assets (6,9)	(0.18	)% (8)	(0.08)%		0.87%	0.88	% (8)
Portfolio Turnover Rate	1	% (5)	27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$15.55		$11.67	$11.92	$12.39	$11.55	$10.28
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.09)	(0.05)	(0.04)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.02		3.97	(0.20)	(0.43)	0.93	1.40
Total from investment operations	(0.03)		3.88	(0.25)	(0.47)	0.84	1.30
Less distributions from:
Return of capital	—		—	—	—	—	(0.03)
Total distributions	—		—	—	—	—	(0.03)
Net asset value, end of period	$15.52		$15.55	$11.67	$11.92	$12.39	$11.55
Total return (2)	(0.19	)% (3)	33.25%	(2.10)%	(3.79)%	7.27%	12.70%
Net assets, at end of period (000s)	$1,094		$1,080	$2,364	$2,206	$1,448	$646
Ratio of gross expenses to average net assets (4,7)	1.90	% (5)	1.90%	1.99%	1.88%	1.93%	2.16%
Ratio of net expenses to average net assets (4,7)	1.72	% (5)	1.70%	1.73%	1.77%	1.80%	1.76%
Ratio of net investment loss to average net assets (4,6,7)	(0.64	)% (5)	(0.69)%	(0.44)%	(0.34)%	(0.80)%	(0.89)%
Portfolio Turnover Rate	4	% (3)	26%	22%	17%	1%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (4)	1.83	% (5)	1.85%	1.91%	1.76%	1.78%	2.05%
Net expenses to average net assets (4)	1.65	% (5)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment loss to average net assets (4,6)	(0.57	)% (5)	(0.64)%	(0.36)%	(0.22)%	(0.65)%	(0.78)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$14.94		$11.29	$11.62	$12.17	$11.44	$10.25
Activity from investment operations:
Net investment loss (1)	(0.10)		(0.20)	(0.14)	(0.12)	(0.17)	(0.17)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.01		3.85	(0.19)	(0.43)	0.90	1.39
Total from investment operations	(0.09)		3.65	(0.33)	(0.55)	0.73	1.22
Less distributions from:
Return of capital	—		—	—	—	—	(0.03)
Total distributions	—		—	—	—	—	(0.03)
Net asset value, end of period	$14.85		$14.94	$11.29	$11.62	$12.17	$11.44
Total return (2)	(0.60	)% (3)	32.33%	(2.84)%	(4.52)%	6.38%	11.94%
Net assets, at end of period (000s)	$2,067		$2,104	$1,720	$1,744	$1,785	$1,314
Ratio of gross expenses to average net assets (4,7)	2.65	% (5)	2.65%	2.74%	2.63%	2.68%	2.91%
Ratio of net expenses to average net assets (4,7)	2.47	% (5)	2.45%	2.48%	2.52%	2.55%	2.51%
Ratio of net investment loss to average net assets (4,6,7)	(1.40	)% (5)	(1.52)%	(1.22)%	(1.05)%	(1.41)%	(1.50)%
Portfolio Turnover Rate	4	% (3)	26%	22%	17%	1%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (4)	2.58	% (5)	2.60%	2.66%	2.51%	2.53%	2.80%
Net expenses to average net assets (4)	2.40	% (5)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment loss to average net assets (4,6)	(1.33	)% (5)	(1.47)%	(1.14)%	(0.93)%	(1.26)%	(1.38)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$15.74		$11.78	$12.01	$12.45	$11.58	$10.28
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.08)	(0.03)	(0.01)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.02		4.04	(0.20)	(0.43)	0.92	1.39
Total from investment operations	(0.01)		3.96	(0.23)	(0.44)	0.87	1.34
Less distributions from:
Net investment income	—		—	—	—	—	(0.01)
Return of capital	—		—	—	—	—	(0.03)
Total distributions	—		—	—	—	—	(0.04)
Net asset value, end of period	$15.73		$15.74	$11.78	$12.01	$12.45	$11.58
Total return (2)	(0.06	)% (3)	33.62%	(1.92)%	(3.53)%	7.51%	13.08%
Net assets, at end of period (000s)	$37,677		$42,153	$32,244	$37,534	$45,038	$26,651
Ratio of gross expenses to average net assets (4,7)	1.65	% (5)	1.65%	1.74%	1.63%	1.68%	1.91%
Ratio of net expenses to average net assets (4,7)	1.47	% (5)	1.45%	1.48%	1.52%	1.55%	1.51%
Ratio of net investment loss to average net assets (4,6,7)	(0.40	)% (5)	(0.54)%	(0.23)%	(0.06)%	(0.45)%	(0.47)%
Portfolio Turnover Rate	4	% (3)	26%	22%	17%	1%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (4)	1.58	% (5)	1.60%	1.66%	1.51%	1.53%	1.80%
Net expenses to average net assets (4)	1.40	% (5)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets (4,6)	(0.33	)% (5)	(0.49)%	(0.15)%	0.06%	(0.30)%	(0.37)%

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek long term capital appreciation.
Swan Defined Risk Emerging Markets Fund – To seek long term capital appreciation.
Swan Defined Risk Foreign Fund – To seek long term capital appreciation.
Swan Defined Risk Growth Fund – To seek long term capital appreciation.
Swan Defined Risk U.S. Small Cap Fund – To seek long term capital appreciation.

Each Fund offers three classes of shares: Class A, Class C, and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014. The Swan Defined Risk Foreign Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015. The Swan Defined Risk Growth Fund’s Class A, Class C, and Class I shares commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

Effective as of the close of business on September 5, 2021, sales and operations of Class Y shares of the Funds were suspended.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,053,973,564	$—	$—	$1,053,973,564
Purchased Call Options	—	16,950,150	—	16,950,150
Purchased Put Options	—	102,717,570	—	102,717,570
Short-Term Investment	14,712,672	—	—	14,712,672
Total	$1,068,686,236	$119,667,720	$—	$1,188,353,956
Liabilities *
Call Option Written	$—	$16,656,200	$—	$16,656,200
Put Options Written	—	2,596,100	—	2,596,100
Total	$—	$19,252,300	$—	$19,252,300

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$29,540,955	$—	$—	$29,540,955
Purchased Put Options	1,073,620	1,740,690	—	2,814,310
Short-Term Investment	424,898	—	—	424,898
Total	$31,039,473	$1,740,690	$—	$32,780,163
Liabilities *
Call Options Written	$172,438	$—	$—	$172,438
Put Options Written	233,279	—	—	233,279
Total	$405,717	$—	$—	$405,717

Swan Defined Risk Foreign Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$30,716,672	$—	$—	$30,716,672
Purchased Put Options	138,592	1,369,370	—	1,507,962
Total	$30,855,264	$1,369,370	$—	$32,224,634
Liabilities *
Call Options Written	$37,088	$—	$—	$37,088
Put Options Written	56,608	76,128	—	132,736
Total	$93,696	$76,128	$—	$169,824

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$94,444,020	$—	$—	$94,444,020
Purchased Call Options	—	7,327,445	—	7,327,445
Purchased Put Options	—	7,979,610	—	7,979,610
Short-Term Investment	4,798,869	—	—	4,798,869
Total	$99,242,889	$15,307,055	$—	$114,549,944
Liabilities *
Call Options Written	$—	$3,545,730	$—	$3,545,730
Put Options Written	—	229,655	—	229,655
Total	$—	$3,775,385	$—	$3,775,385

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$36,036,901	$—	$—	$36,036,901
Purchased Call Option	—	70,475	—	70,475
Purchased Put Options	—	3,573,572	—	3,573,572
Short-Term Investment	721,401	—	—	721,401
Total	$36,758,302	$3,644,047	$—	$40,402,349
Liabilities *
Call Options Written	$—	$14,925	$—	$14,925
Put Options Written	$—	$75,000	$—	$75,000
Total	$—	$89,925	$—	$89,925

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2019 - 2021 for all Funds, or expected to be taken by all the Funds in their 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the six months ended December 31, 2021, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$5,810,554
Swan Defined Risk Emerging Markets Fund	171,317
Swan Defined Risk Foreign Fund	171,808
Swan Defined Risk Growth Fund	480,710
Swan Defined Risk U.S. Small Cap Fund	217,855

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least October 31, 2022 to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and Trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the six months ended December 31, 2021, the Advisor waived/recaptured advisory fees pursuant to the Waiver Agreement as follows:

Fund	Advisory Fees Waived	Advisory Fees Recaptured
Swan Defined Risk Fund	$15	$—
Swan Defined Risk Emerging Markets Fund	43,685	—
Swan Defined Risk Foreign Fund	47,511	—
Swan Defined Risk Growth Fund	416	13,513
Swan Defined Risk U.S. Small Cap Fund	39,425	—

As of December 31, 2021, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2022	June 30, 2023	June 30, 2024	Total
Swan Defined Risk Fund	$12	$255	$370	$637
Swan Defined Risk Emerging Markets Fund	46,345	102,759	82,099	$231,203
Swan Defined Risk Foreign Fund	69,822	99,404	99,251	$268,477
Swan Defined Risk Growth Fund	83,293	129,197	3,047	$215,537
Swan Defined Risk U.S. Small Cap Fund	51,616	98,359	75,690	$225,665

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the six months ended December 31, 2021, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$185,016	$663,556
Swan Defined Risk Emerging Markets Fund	1,696	7,408
Swan Defined Risk Foreign Fund	1,397	4,366
Swan Defined Risk Growth Fund	3,622	8,103
Swan Defined Risk U.S. Small Cap Fund	1,355	10,701

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended December 31, 2021, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$128,479	$17,064
Swan Defined Risk Emerging Markets Fund	4,372	675
Swan Defined Risk Foreign Fund	5,416	749
Swan Defined Risk Growth Fund	1,620	405
Swan Defined Risk U.S. Small Cap Fund	13,747	2,698

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the six months ended December 31, 2021 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$—	$106,293,972
Swan Defined Risk Emerging Markets Fund	1,738,276	589,497
Swan Defined Risk Foreign Fund	913,194	1,329,497
Swan Defined Risk Growth Fund	9,139,080	438,933
Swan Defined Risk U.S. Small Cap Fund	1,350,429	5,151,542

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of December 31, 2021.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$119,667,720
Equity contracts/Equity price risk	Options Written, at value	(19,252,300)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,814,310
Equity contracts/Equity price risk	Options Written, at value	(405,717)

Swan Defined Risk Foreign Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$1,507,962
Equity contracts/Equity price risk	Options Written, at value	(169,824)

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$15,307,055
Equity contracts/Equity price risk	Options Written, at value	(3,775,385)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$3,644,047
Equity contracts/Equity price risk	Options Written, at value	(89,925)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the six months ended December 31, 2021.

Swan Defined Risk Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(166,077,070)	$53,154,976

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$101,478,031	$(11,203,251)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Swan Defined Risk Emerging Markets Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(1,043,166)	$1,159,166

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,585,687	$(181,833)

Swan Defined Risk Foreign Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(1,478,747)	$974,725

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$556,913	$(21,763)

Swan Defined Risk Growth Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(3,102,288)	$156,687

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$2,969,732	$262,275

Swan Defined Risk U.S. Small Cap Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(2,209,700)	$1,486,619

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$2,106,529	$(167,712)

The notional value of the derivative instruments outstanding as of December 31, 2021 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$482,709,387	$726,732,552	$(40,340,283)	$686,392,269
Swan Defined Risk Emerging Markets Fund	27,580,642	5,152,923	(359,119)	4,793,804
Swan Defined Risk Foreign Fund	23,717,352	8,825,733	(488,275)	8,337,458
Swan Defined Risk Growth Fund	77,488,497	35,271,844	(1,985,782)	33,286,062
Swan Defined Risk U.S. Small Cap Fund	26,621,841	14,809,819	(1,119,236)	13,690,583

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2020 and June 30, 2021 was as follows:

For the year ended June 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$3,106,850	$—	$169,745	$3,276,595
Swan Defined Risk Emerging Markets Fund	474,559	—	—	474,559
Swan Defined Risk Foreign Fund	226,955	—	—	226,955
Swan Defined Risk Growth Fund	271,514	242,949	1,204	515,667
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

For the year ended June 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$19,586,323	$—	$—	$19,586,323
Swan Defined Risk Emerging Markets Fund	1,568,246	377,963	—	1,946,209
Swan Defined Risk Foreign Fund	1,792,700	—	—	1,792,700
Swan Defined Risk Growth Fund	90,836	54,712	—	145,548
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$—	$—	$(14,500,913)	$(163,461,205)	$(1,836,564)	591,257,517	$411,458,835
Swan Defined Risk Emerging Markets Fund	57,392	—	(222,516)	(4,607,107)	(2,899,993)	7,366,637	(305,587)
Swan Defined Risk Foreign Fund	2,255,345	828,165	—	—	(8,890,496)	7,446,932	1,639,946
Swan Defined Risk Growth Fund	—	—	(617,073)	(1,798,689)	(870,822)	24,096,145	20,809,561
Swan Defined Risk U.S. Small Cap Fund	—	—	(511,084)	(95,315)	(521,583)	13,498,837	12,370,855

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on open option contracts and collared positions. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles and mark-to-market on collared positions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk Fund	$509,609
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Fund	—
Swan Defined Risk Growth Fund	—
Swan Defined Risk U.S. Small Cap Fund	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$13,991,304
Swan Defined Risk Emerging Markets Fund	222,516
Swan Defined Risk Foreign Fund	—
Swan Defined Risk Growth Fund	617,073
Swan Defined Risk U.S. Small Cap Fund	511,084

At June 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Swan Defined Risk Fund	$163,461,205	$—	$163,461,205	$4,406,262
Swan Defined Risk Emerging Markets Fund	4,607,107	—	4,607,107.00	—
Swan Defined Risk Foreign Fund	—	—	—	—
Swan Defined Risk Growth Fund	762,608	1,036,081	1,798,689	—
Swan Defined Risk U.S. Small Cap Fund	95,315	—	95,315	221,675

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess resulted in reclassification for the year ended June 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$(169,745)	$169,745
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	(55,147)	55,147
Swan Defined Risk U.S. Small Cap Fund	(285,378)	285,378

Subsequent to the fiscal year ended June 30, 2021, a change was made to the treatment of certain tax adjustments for the Funds. This update is reflected prospectively for the Funds to which the change was applicable.

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Emerging Markets Fund	31.35%
LPL Financial	Swan Defined Risk Foreign Fund	51.54%
TD Ameritrade	Swan Defined Risk Growth Fund	70.98%
LPL Financial	Swan Defined Risk U.S. Small Cap Fund	28.62%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	29.37%

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares Core MSCI Emerging Markets ETF (“iShares Core ETF”). The Fund may redeem its investment from the iShares Core ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Core ETF. The financial statements of the iShares Core ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2021, the percentage of the Fund’s net assets invested in the iShares Core ETF was 75.1%.

The Swan Defined Risk Foreign Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2021, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 93.3%.

The Swan Defined Risk Growth Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”). The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2021, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 86.2%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2021, the percentage of the Fund’s net assets invested in the iShares ETF was 88.2%.

10.	RECENT REGULATORY UPDATES

In October 2020, SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/21	12/31/21	7/1/21 – 12/31/21*	7/1/21 – 12/31/21*
Swan Defined Risk Fund
Class A	$1,000.00	$1,074.30	$7.53	1.44%
Class C	$1,000.00	$1,070.00	$11.43	2.19%
Class I	$1,000.00	$1,075.40	$6.23	1.19%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$955.00	$8.13	1.65%
Class C	$1,000.00	$950.60	$11.80	2.40%
Class I	$1,000.00	$956.10	$6.90	1.40%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,007.90	$8.35	1.65%
Class C	$1,000.00	$1,003.90	$12.12	2.40%
Class I	$1,000.00	$1,008.90	$7.09	1.40%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,098.20	$8.73	1.65%
Class C	$1,000.00	$1,094.40	$12.67	2.40%
Class I	$1,000.00	$1,099.20	$7.41	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$998.10	$8.31	1.65%
Class C	$1,000.00	$994.00	$12.06	2.40%
Class I	$1,000.00	$999.40	$7.06	1.40%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2021

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	7/1/21	12/31/21	7/1/21 – 12/31/21*	7/1/21 – 12/31/21*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.95	$7.32	1.44%
Class C	$1,000.00	$1,014.17	$11.12	2.19%
Class I	$1,000.00	$1,019.21	$6.06	1.19%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the fiscal period ended December 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes—information about your creditworthiness

■        affiliates from using your information to market to you

■        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
1099 Main Ave. Suite 206
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
20 Ridge Top
Palmas Del Mar
Humacao, PR 00791

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

SWAN-SAR21

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/10/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/10/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/10/22